SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2   -   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company`s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.	Principles of Consolidation

The Company's consolidated financial statements include the financial statements of Check-Cap Ltd. and its wholly-owned subsidiary, Check-Cap U.S., Inc. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

C.	Financial statements in U.S. dollars

The Company has not yet generated revenues and the majority of its expenses are in U.S. dollar (dollar or USD) or NIS, while none of these currencies is significantly material compared to the other.

Management judgment, in setting the dollar as the Company's functional currency, is based mainly on the following criteria: The Company's budget and other Company internal reports, including reports to the Company's Board of Directors and investors, are presented in dollars. Management is using these reports in order to make decisions for the Company. All of the Company's equity and debt financings were in dollars; and it is expected that a significant portion of the Company's future revenue will be in dollars. The financial statements are presented in dollars, which is the functional currency of the Company.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10 "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Cash and cash equivalents and restricted cash

Cash and cash equivalents includes cash in hand, short–term deposits in banks and short-term highly liquid investment with an original maturity of up to three months, with a high level of liquidity that may be easily converted to known amounts of cash, and that are exposed to insignificant risk of change in value. The Company had a restricted cash balance of $46 at December 31, 2015. As of December 31, 2016, the Company had a zero restricted cash balance.

E.	Short-term bank deposit

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, including accrued interest, which approximates fair value. As of December 31, 2016, the Company's did not have any short–term bank deposit.

F.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash, cash equivalents and short-term bank deposits. The Company deposits these instruments with highly rated financial institutions, mainly in Israeli banks. The Company has not experienced any credit losses in these accounts and does not believe it is exposed to any significant credit risk on these instruments.

G.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33

H.	Impairment of Long-Lived Assets

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10 "Accounting for the Impairment or Disposal of Long-Lived Assets" whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2016, 2015 and 2014, no impairment losses were recorded.

I.	Research and development costs

Research and development costs are expensed as incurred and consist primarily of personnel, subcontractors and consultants (mainly in connection with clinical trials) and materials for research and development and clinical activities. Grants received by the Company from NATI and from Israel-United States Binational Industrial Research and Development Foundation (the "BIRD Foundation") are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs (since at the time received the Company expects to generate sales from these projects and pay the royalties resulting from such sales).

See Note 8B(1) below regarding the offset of grants received for participation in research and development expenses.

J.	Warrants to purchase preferred shares

The Company accounts for freestanding warrants to purchase its preferred shares as a liability on the balance sheets at fair value. The warrants to purchase preferred shares are recorded as a liability as they include anti-dilution protection provision requiring a reduction in original exercise price as a result of subsequent issuance below the original exercise price. The warrants are subject to re-measurement to fair value at each balance sheet date and any change in fair value is recognized as a component of financial income (expense), net, in the statements of operations. The Company must adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants, or the conversion of convertible preferred shares into ordinary shares. Immediately prior to the consummation of the Company's IPO in February 2015, all of the remaining warrants to purchase preferred shares were converted to warrants to purchase ordinary shares, without the anti-dilution protection provision and the warrants were reclassified into equity at their current fair value (see Note 9).

K.	Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation. The three-tiers are defined as follows:

•  Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•  Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•  Level 3. Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

L.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, "Contingencies". A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2016 and 2015, the Company is not a party to any ligation that could have a material adverse effect on the Company's business, financial position, results of operations or cash flows (see Note 8).

M.	Share-based compensation

In accordance with ASC 718-10 "Compensation-Stock Compensation" the Company estimates the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the graded-vesting method over the requisite service period for each separately vesting portion of the award. ASU 2016-09, Compensation-Stock Compensation (Topic 718) allows companies to account for forfeitures when they occur. For additional information, see Note 2O.

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its share-option awards. The option-pricing model requires a number of assumptions, of which the most significant are the fair market value of the underlying ordinary shares, expected share price volatility and the expected option term. Expected volatility was calculated based upon certain peer companies that the Company considered to be comparable. The expected option term represents the period of time that options granted are expected to be outstanding. The expected option term is determined based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Prior to the Company's IPO, the fair value of the ordinary shares underlying the share options was determined based on recent equity investment rounds and fair value by the Company's management and approved by the Company's Board of Directors.

After the IPO and until March 18, 2015, the date the units issued by the Company in the IPO were separated into one ordinary share and one-half of a series A warrant to purchase one ordinary share, the units ceased to exist and the ordinary shares began trading on the NASDAQ Capital Market ("Unit Separation Date"), the fair value of the ordinary shares underlying the share options has been derived by reference to the closing price  of the Company's unit on the NASDAQ Capital Market on the relevant date using relative fair value for each component in the unit.

After the Unit Separation Date, the grant date fair value for share-options awards is based on the closing price of the ordinary shares on the NASDAQ Capital Market on the date of grant and fair value for all other purposes related to share-options awards is the closing price of the Company's ordinary shares on the NASDAQ Capital Market on the relevant date.

The fair value for options granted in 2016, 2015 and 2014 is estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following assumptions:

	December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
Expected volatility	59%-60%	44%-62%	50%-60%
Risk-free rate	1.2-2.1%	1.29%-2.28%	1.45%-1.72%
Dividend yield	0%	0%	0%
Expected term (in years)	5-10	4-10	5-6
Share price	$2.22-$3.2	$3-$5.12	$3.01

The Company accounts for options granted to consultants and other service providers under ASC No. 718 and ASC No. 505, "Equity-based payments to non-employees." The fair value of these options was estimated using a Black-Scholes-Merton option-pricing model.

N.	Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 "Accounting for Income Taxes." This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with ASC 740, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered 'more-likely-than-not' that the position taken will be sustained by a taxing authority. As of December 31, 2016 and 2015, the Company had no unrecognized income tax positions and accordingly, there is no impact on the Company's effective income tax rate associated with these items.

O.	New Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-02, Leases (Topic 842), which primarily changes the lessee's accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. The amendments are effective January 1, 2019, and for interim periods within that year, with early adoption permitted. The Company is evaluating the effect of ASU 2016-02 on its consolidated financial statements but expects it would not have material effect on its financial results.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). This guidance identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance is effective for the annual reporting period beginning after December 15, 2016, including interim periods within that reporting period, with early adoption permitted. The Company has early adopted the update with the most significant area of change being the accounting for forfeitures, that, as of January 1, 2016, is accounted for on a gross basis and recognizes actual forfeitures as they occur. The update requires the adoption related to forfeitures to be accounted for using the modified retrospective method where the effect of the change relating to previous years was to be recognized as an adjustment to the opening balance of retained earnings. The amount of the adjustment related to previous years was immaterial.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) to require amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments are effective January 1, 2019, and for interim periods within that year. Early adoption is permitted. The Company will adopt ASU 2016-18 in its future consolidated financial statements.